Organization (Details Narrative) - USD ($)					9 Months Ended
	Jul. 24, 2020	Mar. 11, 2020	Jan. 02, 2020	Aug. 22, 2019	Mar. 31, 2020	Nov. 30, 2019
Related party transaction		$ 70,850
Number of restricted common stock shares		238,750
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees					$ 50,000
Series L Preferred Stock [Member]
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees, shares					10
Restricted Stock [Member] | Subsequent Event [Member]
Number of restricted common stock shares	238,750
Restricted common stock, value	$ 477,500
Transaction One [Member]
Cumulative revenue		$ 2,500,000
Number of common stock shares		125,000
Transaction Two [Member]
Cumulative revenue		$ 5,000,000
Number of common stock shares		125,000
Consulting Agreement [Member] | Timothy Cabrera [Member]
Agreement term			1 year
Amount to be compensated			$ 250,000
Agreement description			The Agreement has a term of one (1) year and the Consultant is to be compensated Two Hundred Fifty Thousand and NO/100 Dollars ($250,000).
Consulting Agreement [Member] | Brian McFadden [Member]
Agreement term			1 year
Amount to be compensated			$ 250,000
Agreement description			The Agreement has a term of one (1) year and the Consultant is to be compensated Two Hundred Fifty Thousand and NO/100 Dollars ($250,000).
Sylios Corp [Member] | Consulting Agreement [Member]
Agreement term				6 months
Agreement description				The Agreement has a term of six (6) months or until the Consultant completes the services requested.
Sylios Corp [Member] | Consulting Agreement [Member] | Series L Preferred Stock [Member]
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees				$ 50,000
Issuance of Series L preferred stock in satisfaction of compensation due for consulting fees, shares				10
Convertible Promissory Note [Member] | Jetco Holdings, LLC [Member] | Purchase and Sale Agreement [Member]
Convertible promissory note						$ 2,000,000